Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Assets
Fixed maturity securities, available-for-sale		$ 37,570	$ 35,418
Mortgage loans, net of allowance		8,396	7,270
Policy loans		993	992
Short-term investments		766	935
Other investments		943	822
Total investments		48,668	45,437
Cash and cash equivalents		67	77
Accrued investment income		477	670
Deferred policy acquisition costs		5,200	4,063
Goodwill	[1]	200	200
Other assets		2,328	5,001
Separate account assets		87,238	88,076
Total assets		144,178	143,524
Liabilities
Future policy benefits and claims		45,397	40,730
Short-term debt		400	660
Long-term debt		707	709
Other liabilities		2,042	5,313
Separate account liabilities		87,238	88,076
Total liabilities		135,784	135,488
Shareholder's equity
Common stock value		4	4
Additional paid-in capital		1,718	1,718
Retained earnings		5,661	4,630
Accumulated other comprehensive income		367	1,044
Total shareholder's equity		7,750	7,396
Noncontrolling interests		644	640
Total equity		8,394	8,036
Total liabilities and equity		$ 144,178	$ 143,524

[1]	The goodwill balances have not been previously impaired.